Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2017
White Collar Productivity program
Restructuring cumulative costs incurred to date per operating segment

				Cumulative costs
	Costs incurred in			incurred up to
($ in millions)	2017	2016(1)	2015(1)	December 31, 2017(1)
Electrification Products	(17)	15	74	72
Robotics and Motion	(14)	26	44	56
Industrial Automation	(22)	36	96	110
Power Grids	(38)	33	70	65
Corporate and Other	(34)	30	86	82
Total	(125)	140	370	385

(1)              Total costs have been recast to reflect the reorganization of the Company’s operating segments as outlined in Note 23.

Schedule of restructuring expenses, net of changes in estimates

				Cumulative costs
				incurred up to
($ in millions)	2017	2016	2015	December 31, 2017
Employee severance costs	(129)	130	364	365
Estimated contract settlement, loss order and other costs	3	2	5	10
Inventory and long-lived asset impairments	1	8	1	10
Total	(125)	140	370	385

Schedule of allocation of restructuring and related expenses, net of changes in estimates

($ in millions)	2017	2016	2015
Total cost of sales	(79)	92	122
Selling, general and administrative expenses	(42)	38	187
Non-order related research and development expenses	(6)	(5)	38
Other income (expense), net	2	15	23
Total	(125)	140	370

Schedule of Liabilities associated with restructuring program

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	364	5	369
Cash payments	(34)	(1)	(35)
Liability at December 31, 2015	330	4	334
Expenses	232	3	235
Cash payments	(106)	(3)	(109)
Change in estimates	(102)	(1)	(103)
Exchange rate differences	(23)	—	(23)
Liability at December 31, 2016	331	3	334
Expenses	35	3	38
Cash payments	(110)	(5)	(115)
Change in estimates	(164)	—	(164)
Exchange rate differences	28	—	28
Liability at December 31, 2017	120	1	121

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates

($ in millions)	2017	2016	2015
Employee severance costs	184	90	207
Estimated contract settlement, loss order and other costs	40	40	27
Inventory and long-lived asset impairments	25	41	22
Total	249	171	256